Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balance due to related parties
	September 30,	December 31,
	2022	2021	Relationship
Mr. Lirong Wang	543,530	-	The CEO and Chairman / Actual controlling person
Ms. Xueying Sheng	96,563	103,390	Controller/Accounting Manager of the Company
Mr. Guohua Lin	46,620	58,039	Senior management / One of the Company’s shareholders
Mr. Zhongfang Wang	306	-	Father of Lirong Wang
Total	687,019	161,429

	December 31,	December 31,
	2021	2020	Relationship
Ms. Xueying Sheng	103,390	97,587	Controller/Accounting Manager of the Company
Mr. Guohua Lin	58,039	55,783	Senior management / One of the Company’s shareholders
Total	161,429	153,370